Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2014	2013
Deferred tax assets:
Allowance for loan losses	$19,023	$20,814
Accumulated other comprehensive loss – Pension Plan	8,005	3,015
Accumulated other comprehensive loss – Unrealized losses on securities	—	16,057
Intangible assets	543	673
Deferred compensation	3,820	3,611
OREO devaluations	3,984	5,287
Partnership adjustments	4,725	3,793
Net deferred loan fees	933	282
Other	3,795	3,423
Total deferred tax assets	$44,828	$56,955
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	677	—
Deferred investment income	10,199	10,199
Pension Plan	25,949	25,261
Mortgage servicing rights	3,015	3,154
Other	804	850
Total deferred tax liabilities	$40,644	$39,464
Net deferred tax assets	$4,184	$17,491

Federal and state income taxes
The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2014	2013	2012
Currently payable
Federal	$27,039	$27,587	$12,984

Deferred
Federal	1,563	(2,456)	12,717
Total	28,602	25,131	25,701

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012

Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.5)%	(0.8)%	(0.9)%
Bank owned life insurance	(1.5)%	(1.7)%	(1.6)%
Tax credits (low income housing)	(6.3)%	(6.6)%	(6.1)%
Other	(1.3)%	(1.3)%	(1.8)%
Effective tax rate	25.4%	24.6%	24.6%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2014	2013	2012
January 1 Balance	$518	$517	$485
Additions based on tax positions related to the current year	76	74	74
Additions for tax positions of prior years	14	4	25
Reductions for tax positions of prior years	—	—	—
Reductions due to statute of limitations	(76)	(77)	(67)
December 31 Balance	$532	$518	$517